STOCKHOLDERS’ EQUITY (Details Narrative)		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 06, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 12, 2026 $ / shares shares	May 21, 2026 shares	May 06, 2026 $ / shares	Mar. 31, 2025 shares	Feb. 19, 2025 shares
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000			500,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000			50,000,000		50,000,000	50,000,000
Preferred stock, par value | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0			0		0	0
Common stock, shares issued		394,530,494			394,530,494		206,473,533	140,227,818
Common stock, shares outstanding		394,530,494			394,530,494		206,473,533	140,227,818				183,078,394	183,078,394
Shares issued for settlement, value | $			$ 69,335
Employee benefits and share based compensation | $					$ 1,724,914	$ 1,186,605
Stock-based compensation forfeited | $					5,502,156
Stock-based compensation awards | $					1,127,739
Stock-based compensation expense (benefit) | $			(6,104,584)		(6,104,584)	$ 1,186,605	$ 8,777,574
Fair value of shares vested | $			3,145,889
Unvested stock awards | $		$ 2,168,830
Stock-based compensation expense | $			524,325				7,941,754	$ 0
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs | $		3,379,202			$ 3,379,202		$ 43,792,746
Weighted-average period of recognition					8 months 4 days		3 years 18 days
Contractor [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $				$ 0			$ 835,818
Contractors [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs | $		0			$ 0		$ 901,247
Weighted-average period of recognition							2 years 5 months 8 days
Terminated Employees [Member]
Class of Stock [Line Items]
Stock-based compensation expense (benefit) | $			$ (7,670,986)
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Remaining Employees [Member]
Class of Stock [Line Items]
Employee benefits and share based compensation | $		$ 763,374			1,566,402
Stock-based compensation expense (benefit) | $					$ 1,566,402
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common stock available for issuance	10,449,264
Common stock outstanding percentage	5.00%
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock		17,900,000			17,900,000		17,900,000
New Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									100,000
Exercise price | $ / shares									$ 0.21
Warrants term									5 years
Warrant maturity date									Jun. 12, 2031
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000			500,000,000		500,000,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001				$ 0.0001
Preferred stock, shares authorized		50,000,000			50,000,000		50,000,000
Preferred stock, par value | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001
Warrants to purchase common stock		32,165,907			32,165,907		29,349,264
Shares converted					4,670,544		4,670,544
Shares issued upon conversion					5,322,463		5,322,463
Common stock, shares issued										8,146,434
Shares issued for settlement					275,144
Shares issued for settlement, value | $					$ 69,335
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock		18,000,000			18,000,000		17,900,000
Common Class B [Member]
Class of Stock [Line Items]
Shares converted					651,919		651,919
Common Stock [Member]
Class of Stock [Line Items]
Exchange ratio					0.6862		0.6862